Label	Element	Value
Hennessy Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Japan Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 21 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective March 1, 2016, the Fund’s management fees were reduced to 0.80% and a Distribution (Rule 12b-1) Plan for Investor Class shares was implemented at a rate of 0.15%. The expense table has been restated to reflect such changes, which causes “Total Annual Fund Operating Expenses” to differ from the ratio of expenses to net assets shown in the Fund’s most recent annual report.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  The Fund’s equity investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds and pooled investment vehicles such as exchange-traded funds (“ETFs”) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2016 , the average market capitalization of the stocks held by the Fund was $27 billion.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at an attractive price.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund may invest in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

Pooled Investment Vehicles Risk: When the Fund invests in another pooled investment vehicle (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other pooled investment vehicle. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying investment vehicle and the level of risk arising from the investment practices of the underlying investment vehicle (such as the use of leverage). The Fund has no control over the risks taken by the underlying investment vehicle in which it invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of indices that reflect a broad measure of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices ” on page 66 of this Prospectus.  The Fund is the successor to the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of indices that reflect a broad measure of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY JAPAN FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 19.12% for the quarter ended June 30, 2009 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Returns are presented in U.S. Dollar terms.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2015)
Hennessy Japan Fund | Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.07%
Hennessy Japan Fund | TOPIX (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%
Hennessy Japan Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.44%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Fund - Investor Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
Hennessy Japan Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Fund - Investor Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.06%
Hennessy Japan Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Fund - Investor Returns after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
Hennessy Japan Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Annual Return 2006	rr_AnnualReturn2006	(13.10%)
Annual Return 2007	rr_AnnualReturn2007	(14.25%)
Annual Return 2008	rr_AnnualReturn2008	(27.50%)
Annual Return 2009	rr_AnnualReturn2009	9.83%
Annual Return 2010	rr_AnnualReturn2010	20.64%
Annual Return 2011	rr_AnnualReturn2011	0.29%
Annual Return 2012	rr_AnnualReturn2012	11.61%
Annual Return 2013	rr_AnnualReturn2013	26.16%
Annual Return 2014	rr_AnnualReturn2014	6.98%
Annual Return 2015	rr_AnnualReturn2015	12.95%
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Fund - Institutional Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.21%

[1]	Effective March 1, 2016, the Fund's management fees were reduced to 0.80% and a Distribution (Rule 12b-1) Plan for Investor Class shares was implemented at a rate of 0.15%. The expense table has been restated to reflect such changes, which causes "Total Annual Fund Operating Expenses" to differ from the ratio of expenses to net assets shown in the Fund's most recent annual report.
[2]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.